Operating expenses	12 Months Ended
Dec. 31, 2023
Operating expenses
Operating expenses

21.Operating expenses

The tables below detail the operating expenses for the year ended December 31, 2023, 2022 and 2021:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	35,125	(8,474)	26,651
Selling, general and administrative expenses	21,687	—	21,687
Other income and expenses	(1,549)	1,005	(544)
For the year ended December 31, 2023	55,263	(7,469)	47,794

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	31,448	(15,587)	15,861
Selling, general and administrative expenses	18,855	—	18,855
Other income and expenses	(406)	123	(283)
For the year ended December 31, 2022	49,897	(15,464)	34,433

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	23,307	(10,963)	12,344
Selling, general and administrative expenses	14,712	—	14,712
Other income and expenses	(880)	615	(265)
For the year ended December 31, 2021	37,139	(10,348)	26,791